Sanctions	12 Months Ended
Dec. 31, 2019
SANCTIONS
SANCTIONS

36.  SANCTIONS

The following Group’s companies have received sanctions from administrative authorities:

36.1. Enel Generación Chile S.A.

As of December 31, 2019, the request for reconsideration of the sanction proceedings initiated by the Bío Bío Regional Health Ministry, by Act 180566, which imposed a fine in the amount of 500 UTM (ThCh$24,812), for alleged infractions by Enel Generación Chile S.A. of- obligations and regulations related to waste disposal regulations in the Cantarrana landfill is pending.

Likewise the Valparaíso Regional Health Ministry initiated sanction proceedings with respect to inspection reports No. 1705213, for alleged breaches of obligations and regulations related to the Noise Exposure Protocols and other health surveillance regulations at the Quintero plant. The amount of this fine is 500 UTM (ThCh$24,812).

Two requests for reconsideration are pending with respect to the resolutions of the Tarapacá Regional Health Ministry which, through inspection reports No. 011599 and 766, imposed fines in an amount of 500 UTM each. (totaling ThCh$49,624).

Finally, a health summary in the amount of  500 UTM (ThCh$24,812) is pending resolution before the Coquimbo Regional Health Ministry.

36.2. Empresa Eléctrica Pehuenche S.A.

As of December 31, 2019, there were no proceedings for sanctions pending.

In relation to the sanctions described above, the Group has established provisions for Ch$124,058 as of December 31, 2019. Although there are other sanctions that also have associated provisions but are not described in this note because they individually represent immaterial amounts, the management of the Company considers that the provisions recorded are adequate to cover the risks resulting from sanctions, and therefore do not expect additional liabilities other than those already specified.